KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Kinetics Spin-off and Corporate Restructuring Fund
Portfolio of Investments - March 31, 2022 (Unaudited)

COMMON STOCKS - 98.92%	Shares	Value
Accommodation - 1.74%
Civeo Corp. - ADR*	18,000	424,890

Beverage and Tobacco Product Manufacturing - 0.33%
Crimson Wine Group Limited*	10,000	80,900

Broadcasting (except Internet) - 0.68%
The E.W. Scripps Company - Class A*	8,000	166,320

Chemical Manufacturing - 0.33%
Prestige Consumer Healthcare, Inc.*	797	42,193
Rayonier Advanced Materials, Inc.*	5,800	38,106
		80,299
Data Processing, Hosting and Related Services - 0.20%
Core Scientific, Inc.*	5,800	47,734

Data Processing, Hosting, and Related Services - 2.01%
PayPal Holdings, Inc.*	4,250	491,512

Diversified Real Estate Activities - 0.68%
PrairieSky Royalty Limited*	12,100	167,347

E-Commerce - 0.02%
eBay, Inc.	100	5,726

Educational Services - 2.50%
Graham Holdings Company - Class B	1,000	611,470

Fabricated Metal Product Manufacturing - 0.63%
Masco Corporation	3,000	153,000

Funds, Trusts, and Other Financial Vehicles - 1.71%
Capital Southwest Corporation	17,000	403,410
Mesabi Trust	500	13,320
		416,730
Machinery Manufacturing - 1.83%
The Manitowoc Company, Inc.*	2,800	42,224
Welbilt, Inc.*	17,000	403,750
		445,974
Management of Companies and Enterprises - 6.04%
Associated Capital Group, Inc. - Class A [c]	32,400	1,357,884
Dundee Corporation - Class A*	28,000	33,040
Galaxy Digital Holdings Ltd.*	5,000	85,190
		1,476,114
Miscellaneous Manufacturing - 5.29%
CSW Industrials, Inc. [c]	11,000	1,293,490

Oil and Gas Extraction - 58.66%
Texas Pacific Land Corp. [c]	10,599	14,331,014

Other Financial Investment Activities - 0.84%
GAMCO Investors, Inc. - Class A	9,200	203,412
Morgan Group Holding Co.*[f]	724	1,122
		204,534
Other Telecommunications - 0.16%
Liberty Broadband Corporation - Series A*	300	39,318

Publishing Industries (except Internet) - 0.19%
Gannett Co., Inc.*	10,000	45,100

Real Estate - 12.99%
DREAM Unlimited Corp.*[c]	67,800	2,700,828
The Howard Hughes Corporation*	4,500	466,245
Tejon Ranch Co.*	400	7,304
		3,174,377
Scientific Research and Development Services - 0.01%
Rafael Holdings, Inc. - Class B*	1,000	2,510

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.01%
CF Acquisition Corp VI*	200	2,374

Spectator Sports - 1.11%
Liberty Media Corp.-Liberty Braves - Class C*	1,590	44,377
Liberty Media Corp.-Liberty Formula One - Class A*	3,600	227,268
		271,645
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.47%
Vista Outdoor, Inc.*	3,200	114,208

Water Transportation - 0.49%
A.P. Moeller-Maersk A/S - Class B - ADR	8,000	120,080

TOTAL COMMON STOCKS
(cost $7,207,220)		24,166,666

	Principal
CORPORATE BONDS - 0.06%	Amount	Value
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.06%
GAMCO Investors, Inc., 4.000%, 06/15/2023 fg	16,000	15,674

TOTAL CORPORATE BONDS
(cost $16,000)		15,674

TOTAL INVESTMENTS - 98.98%
(cost $7,223,220)		$24,182,340

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
[c]	- Significant Investment - Greater than 5% of net assets.
[f]	- Level 2 Investment.
[g]	- Illiquid.
ADR	- American Depository Receipt.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin- off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At March 31, 2022, 0.28%, 1.10%, 0.58%, 0.00%, and 0.05% of the net assets of The Global Portfolio, The Internet Portfolio, The Market Opportunities Portfolio, The Medical Portfolio, and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at March 31, 2022.

Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Portfolio’s and Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Kinetics Spin-off and Corporate Restructuring Fund

The following is a summary of the inputs used to value The Kinetics Spin-off and Corporate Restructuring Fund's net assets as of March 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$24,165,544	$1,122	$-	$24,166,666
Corporate Bonds	-	15,674	-	15,674
Total Investments in Securities	$24,165,544	$16,796	$-	$24,182,340

As of March 31, 2022, there were no investments in Level 3 securities.
During the quarter ended March 31, 2022, there were no transfers into or out of Level 3.